Prospectus Supplement

John Hancock Funds II (the Trust)

Short Duration Credit Opportunities Fund

Supplement dated December 1, 2021 to the current Prospectus, as may be supplemented (the Prospectus)

At its meeting held on June 22 - 24, 2021, the Board of Trustees (the “Board”) of the Trust, of which Short Duration Credit Opportunities Fund (“Short Duration Credit Opportunities”) is a series, voted to recommend that the shareholders of Short Duration Credit Opportunities approve a reorganization, that is expected to be tax-free, of Short Duration Credit Opportunities into Opportunistic Fixed Income Fund (“Opportunistic Fixed Income” (together with the Short Duration Credit Opportunities, the “Funds”)), also a series of the Trust, as described below (the “Reorganization”). Shareholders approved the Reorganization at a meeting held on October 27, 2021.

Under the terms of the Reorganization, Short Duration Credit Opportunities will transfer all of its assets to Opportunistic Fixed Income in exchange for corresponding shares of Opportunistic Fixed Income. Opportunistic Fixed Income will assume substantially all of Short Duration Credit Opportunities’ liabilities. The corresponding shares of Opportunistic Fixed Income will then be distributed to Short Duration Credit Opportunities’ shareholders, and Short Duration Credit Opportunities will be terminated. The Reorganization is expected to occur as of the close of business on December 10, 2021 (the “Closing Date”). Further information regarding the proposed Reorganization was contained in a proxy statement and prospectus that was sent to shareholders of record on or about September 15, 2021.

Short Duration Credit Opportunities will remain open to purchases and redemptions from existing shareholders until the Closing Date. Short Duration Credit Opportunities is not accepting orders from new investors to purchase shares of Short Duration Credit Opportunities. However, discretionary fee-based advisory programs and/or certain retirement accounts that include Short Duration Credit Opportunities as an investment option as of the close of business on July 26, 2021, may continue to make Short Duration Credit Opportunities shares available to new and existing accounts.

Prior to the Reorganization, any dividends paid will be paid in accordance with the current dividend option of an account; accounts in which the dividend reinvestment option has been chosen will receive any dividends in the form of additional shares of Short Duration Credit Opportunities.

To satisfy an Internal Revenue Service requirement, Short Duration Credit Opportunities hereby designates the maximum amount of the net long term gains earned, if any, as a capital gain dividend, with respect to Short Duration Credit Opportunities’ final taxable year. Please refer to Form 1099-DIV for tax reporting purposes.

You should read this supplement in conjunction with the Prospectus and retain it for your future reference.

Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.

Statement of Additional Information Supplement

John Hancock Funds II (the Trust)

Short Duration Credit Opportunities Fund

Supplement dated December 1, 2021 to the current Statement of Additional Information, as may be supplemented (the SAI)

At its meeting held on June 22 - 24, 2021, the Board of Trustees (the “Board”) of the Trust, of which Short Duration Credit Opportunities Fund (“Short Duration Credit Opportunities”) is a series, voted to recommend that the shareholders of Short Duration Credit Opportunities approve a reorganization, that is expected to be tax-free, of Short Duration Credit Opportunities into Opportunistic Fixed Income Fund (“Opportunistic Fixed Income” (together with the Short Duration Credit Opportunities, the “Funds”)), also a series of the Trust, as described below (the “Reorganization”). Shareholders approved the Reorganization at a meeting held on October 27, 2021.

Under the terms of the Reorganization, Short Duration Credit Opportunities will transfer all of its assets to Opportunistic Fixed Income in exchange for corresponding shares of Opportunistic Fixed Income. Opportunistic Fixed Income will assume substantially all of Short Duration Credit Opportunities’ liabilities. The corresponding shares of Opportunistic Fixed Income will then be distributed to Short Duration Credit Opportunities’ shareholders, and Short Duration Credit Opportunities will be terminated. The Reorganization is expected to occur as of the close of business on December 10, 2021 (the “Closing Date”). Further information regarding the proposed Reorganization was contained in a proxy statement and prospectus that was sent to shareholders of record on or about September 15, 2021.

Short Duration Credit Opportunities will remain open to purchases and redemptions from existing shareholders until the Closing Date. Short Duration Credit Opportunities is not accepting orders from new investors to purchase shares of Short Duration Credit Opportunities. However, discretionary fee-based advisory programs and/or certain retirement accounts that include Short Duration Credit Opportunities as an investment option as of the close of business on July 26, 2021, may continue to make Short Duration Credit Opportunities shares available to new and existing accounts.

Prior to the Reorganization, any dividends paid will be paid in accordance with the current dividend option of an account; accounts in which the dividend reinvestment option has been chosen will receive any dividends in the form of additional shares of Short Duration Credit Opportunities.

To satisfy an Internal Revenue Service requirement, Short Duration Credit Opportunities hereby designates the maximum amount of the net long term gains earned, if any, as a capital gain dividend, with respect to Short Duration Credit Opportunities’ final taxable year. Please refer to Form 1099-DIV for tax reporting purposes.

You should read this supplement in conjunction with the SAI and retain it for your future reference.

Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.